Classification of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Classification of Financial Instruments [Abstract]
Classification of financial assets
Classification of financial assets as of December 31, 2018 and 2019 are as follows:

		2018
		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	—	1,358,345	—	1,358,345
Current financial assets
Current financial assets at fair value through profit or loss		313,893	—	—	—	313,893
Current financial assets at amortized costs		—	—	11,956	—	11,956
Current derivative assets		13,936	—	—	28,171	42,107
Other financial assets		—	—	1,991,939	—	1,991,939
Trade and other receivables		—	—	7,793,592	—	7,793,592

		327,829	—	11,155,832	28,171	11,511,832

Non-current assets
Non-current financial assets
Non-current financial assets at fair value through profit or loss		607,042	—	—	—	607,042
Non-current financial assets at fair value through other comprehensive income		—	399,495	—	—	399,495
Non-current financial assets at amortized costs		—	—	2,086	—	2,086
Non-current derivative assets		23,695	—	—	36,533	60,228
Other financial assets		—	—	1,044,762	—	1,044,762
Trade and other receivables		—	—	1,819,845	—	1,819,845

		630,737	399,495	2,866,693	36,533	3,933,458

	￦	958,566	399,495	14,022,525	64,704	15,445,290

		2019
		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	—	1,810,129	—	1,810,129
Current financial assets
Current financial assets at fair value through profit or loss		131,385	—	—	—	131,385
Current financial assets at amortized costs		—	—	12,302	—	12,302
Current derivative assets		21	—	—	27,597	27,618
Other financial assets		—	—	1,415,204	—	1,415,204
Trade and other receivables		—	—	7,701,452	—	7,701,452

		131,406	—	10,939,087	27,597	11,098,090

Non-current assets
Non-current financial assets
Non-current financial assets at fair value through profit or loss		615,876	—	—	—	615,876
Non-current financial assets at fair value through other comprehensive income		—	379,170	—	—	379,170
Non-current financial assets at amortized costs		—	—	1,307	—	1,307
Non-current derivative assets		165,183	—	—	118,232	283,415
Other financial assets		—	—	1,283,730	—	1,283,730
Trade and other receivables		—	—	2,002,297	—	2,002,297

		781,059	379,170	3,287,334	118,232	4,565,795

	￦	912,465	379,170	14,226,421	145,829	15,663,885

Classification of financial liabilities
Classification of financial liabilities as of December 31, 2018 and 2019 are as follows:

		2018
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	1,172,624	—	1,172,624
Debt securities		—	6,788,824	—	6,788,824
Derivative liabilities		13,706	—	6,725	20,431
Trade and other payables		—	6,405,395	—	6,405,395

		13,706	14,366,843	6,725	14,387,274

Non-current liabilities
Borrowings		—	3,258,015	—	3,258,015
Debt securities		—	49,815,164	—	49,815,164
Derivative liabilities		85,304	—	206,428	291,732
Trade and other payables		—	2,941,696	—	2,941,696

		85,304	56,014,875	206,428	56,306,607

	￦	99,010	70,381,718	213,153	70,693,881

		2019
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	1,315,134	—	1,315,134
Debt securities		—	7,542,705	—	7,542,705
Derivative liabilities		13,286	—	59,778	73,064
Trade and other payables		—	6,649,402	—	6,649,402

		13,286	15,507,241	59,778	15,580,305

Non-current liabilities
Borrowings		—	3,389,743	—	3,389,743
Debt securities		—	55,628,959	—	55,628,959
Derivative liabilities		39,861	—	57,035	96,896
Trade and other payables		—	6,965,760	—	6,965,760

		39,861	65,984,462	57,035	66,081,358

	￦	53,147	81,491,703	116,813	81,661,663

Classification of comprehensive income (loss) from financial instruments
Classification of comprehensive income (loss) from financial instruments for the years ended December 31, 2017, 2018 and 2019 are as follows:

			2017	2018	2019
			In millions of won
Cash and cash equivalents	Interest income	￦	35,474	40,704	42,861
Financial assets at fair value through profit or loss	Interest income		—	21,713	29,411
	Gain on valuation of derivatives		—	34,117	151,604
	Gain on transaction of derivatives		—	39,114	63,329
	Gain on valuation of financial assets		—	1,879	1,062
	Gain on disposal of financial assets		—	1,837	1,760
Financial assets at fair value through profit or loss	Interest income		290	—	—
	Gain (loss) on valuation of derivatives		(214,100)	—	—
	Loss on transaction of derivatives		(37,266)	—	—
	Gain on valuation of financial assets		12	—	—
Financial assets at fair value through other comprehensive income	Dividends income		—	12,777	13,838
Available-for-sale financial assets	Dividends income		11,477	—	—
	Impairment loss on available-for-sale financial assets		(2,713)	—	—
	Gain (loss) on disposal of available-for-sale financial assets		(1,213)	—	—
Financial assets at amortized cost	Interest income		—	89	539
Held-to-maturity investments	Interest income		82	—	—
Loans and receivables	Interest income		30,014	21,925	63,448
Trade and other receivables	Interest income		102,727	90,390	69,941
Short-term financial instruments	Interest income		29,412	41,025	49,070
Long-term financial instruments	Interest income		8,144	7,920	12,794
Other financial assets	Interest income		—	1	54
Derivative assets (applying hedge accounting)	Gain (loss) on valuation of derivatives (profit or loss)		(41,129)	69,799	123,730
	Gain on valuation of derivatives (equity, before tax)		2,453	8,600	38,305
	Gain (loss) on transaction of derivatives		(58,299)	34,152	65,651
Financial liabilities at fair value through profit or loss	Loss on valuation of derivatives		—	(4,650)	27,686
	Gain on transaction of derivatives		—	36,046	(493)
Financial liabilities at fair value through profit or loss	Gain (loss) on valuation of derivatives		(179,879)	—	—
	Gain (loss) on transaction of derivatives		(27,175)	—	—
Financial liabilities carried at amortized cost	Interest expense of borrowings and debt securities		(1,240,727)	(1,320,516)	(1,394,328)
	Loss on retirement of financial liabilities		(5)	—	—
	Interest expense of trade and other payables		(57,160)	(42,830)	(94,019)
	Interest expense of others		(491,665)	(505,112)	(558,464)
	Gain (loss) on foreign currency transactions and translations		1,075,215	(356,159)	(406,175)
Derivative liabilities (applying hedge accounting)	Gain (loss) on valuation of derivatives (profit or loss)		(439,559)	53,937	14,330
	Gain (loss) on valuation of derivatives (equity, before tax)		29,431	(15,029)	(2,578)
	Gain (loss) on transaction of derivatives		(46,221)	37,985	(42,072)